Fixed assets - Information on telecommunications licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,946	€ 14,940	€ 15,135	€ 14,737
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,869	€ 6,691	€ 6,322
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,436
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,356
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	155
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	171
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	754
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,333
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	279
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	98
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	956
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	492
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	459
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	523
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	429
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	27
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	67
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	40
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	9
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	135
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	534
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	77
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	47
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	91
ROMANIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	319
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	258
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	48
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	78
JORDAN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	304
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	74
BELGIUM | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	230
SLOVAKIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	99
SLOVAKIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	31
SLOVAKIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	8
SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	9
SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	51
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	706
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	38,686
Gross carrying amount [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,688
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,613
Gross carrying amount [member] | FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,187
Gross carrying amount [member] | FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	342
Gross carrying amount [member] | FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	208
Gross carrying amount [member] | FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	876
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,871
Gross carrying amount [member] | SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	545
Gross carrying amount [member] | SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	285
Gross carrying amount [member] | SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,041
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,276
Gross carrying amount [member] | POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,200
Gross carrying amount [member] | POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	937
Gross carrying amount [member] | EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	543
Gross carrying amount [member] | EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	103
Gross carrying amount [member] | EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	291
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	812
Gross carrying amount [member] | MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	59
Gross carrying amount [member] | MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	28
Gross carrying amount [member] | MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	725
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	895
Gross carrying amount [member] | ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	100
Gross carrying amount [member] | ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | ROMANIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	319
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	514
Gross carrying amount [member] | JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	94
Gross carrying amount [member] | JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	151
Gross carrying amount [member] | JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	203
Gross carrying amount [member] | JORDAN | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	376
Gross carrying amount [member] | BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	236
Gross carrying amount [member] | SLOVAKIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	242
Gross carrying amount [member] | SLOVAKIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | SLOVAKIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	46
Gross carrying amount [member] | SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	66
Gross carrying amount [member] | SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	54
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,152